Related Party Transactions - Schedule of the Major Related Parties (Details)	6 Months Ended
Jun. 30, 2026
Yingkai Xu [Member]
Schedule of the Major Related Parties [Line Items]
Relationship with the company	Serving as a shareholder, CEO and Chairman of the Board of Directors of Mingteng International, as well as the husband of the board member, Jingzhu Ding.
Jingzhu Ding [Member]
Schedule of the Major Related Parties [Line Items]
Relationship with the company	Serving as a shareholder and Director of Mingteng International, wife of the CEO and Chairman.
Wuxi Kaiteng Mold Factory [Member]
Schedule of the Major Related Parties [Line Items]
Relationship with the company	Ms. Jingzhu Ding owns 100% equity interest.